Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Inventories
Inventory recognized as an expense	$ 290	$ 350	$ 354
Inventory pledged as security	$ 340	$ 113